Employee-related expenditure (Tables)	12 Months Ended
Jun. 30, 2019
Employee-related expenditure
Schedule of employee related expenditures

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

Analysis of employee costs
Labour		30 706	28 448	26 646
salaries, wages and other employee-related expenditure		28 665	26 388	24 814
post-retirement benefits		2 041	2 060	1 832
Share-based payment expenses		1 219	1 565	226
equity-settled	35	1 659	910	463
cash-settled	34	(440)	655	(237)

Total employee-related expenditure		31 925	30 013	26 872
Costs capitalised to projects		(1 997)	(2 545)	(2 455)

Per income statement		29 928	27 468	24 417

Schedule of the number of employees.

	2019	2018	2017
for the year ended 30 June	Number	Number	Number

Permanent employees	31 112	31 020	30 600
Non-permanent employees	317	250	300

	31 429	31 270	30 900

	2019	2018	2017
for the year ended 30 June	Number	Number	Number

Business segmentation
 Mining	7 402	7 471	7 483
 Exploration and Production International	419	430	416
 Energy	5 118	5 069	5 008
 Base Chemicals	8 090	7 724	7 438
 Performance Chemicals	5 667	5 600	5 435
 Group Functions	4 733	4 976	5 120

Total operations*	31 429	31 270	30 900

*	Increase mainly due to LCCP.